BASIS OF PRESENTATION - Schedule of Recasts (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income	$ (28)	$ 49	$ 162	$ 102	$ 90	$ 131	$ 142	$ (129)	$ 285	$ 234	$ 427
Total comprehensive income									$ (861)	2,369	3,248
As Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income										342	553
Total comprehensive income										2,471	3,365
Common Control Entity
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income										(108)	(126)
Total comprehensive income										$ (102)	$ (117)